Pensions and Other Employee Benefits (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans [Member]
Benefit obligations:
Discount rate	5.02%	5.57%
Rate of compensation increase	4.06%	4.50%
Components of net periodic benefit cost:
Service cost	$ 106	$ 99	$ 93
Interest cost	128	122	112
Expected return on plan assets	(139)	(112)	(91)
Amortization of prior service costs (credits)	1	3	4
Amortization of net loss (gain)	49	40	53
Curtailment or settlement loss (gain)		2	2
Net periodic benefit cost	145	154	173
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss	266	234	(50)
Prior service (credit) cost	2	(33)	7
Amortization of net loss	(49)	(40)	(53)
Amortization of prior service (cost) credit	(1)	(3)	(4)
Total recognized in other comprehensive income	218	158	(100)
Total recognized in net periodic benefit cost and other comprehensive income	363	312	73
Postretirement Benefit Plans [Member]
Benefit obligations:
Discount rate	4.71%	5.40%
Rate of compensation increase	4.09%	4.50%
Components of net periodic benefit cost:
Service cost	5	4	4
Interest cost	10	11	11
Expected return on plan assets	(2)	(2)	(2)
Amortization of prior service costs (credits)	(3)	(3)	(2)
Amortization of net loss (gain)	1	1	(3)
Curtailment or settlement loss (gain)		(2)
Net periodic benefit cost	11	9	8
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss	10	8	18
Prior service (credit) cost		2	(5)
Amortization of net loss	(1)	(1)	3
Amortization of prior service (cost) credit	3	3	2
Total recognized in other comprehensive income	12	12	18
Total recognized in net periodic benefit cost and other comprehensive income	$ 23	$ 21	$ 26